Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 90,100	$ 93,900	$ 86,100
Year ended 31 Dec	129,400	130,200	110,700
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	382	316	250
Year ended 31 Dec	382	316	250
Estimated fees paid by associated third parties	$ 6,300	$ 12,300	$ 17,200